Average Annual Total Returns - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio	Apr. 30, 2025
VIP Asset Manager Growth Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.73%
Past 5 years	7.37%
Past 10 years	6.98%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0022
Average Annual Return:
Past 1 year	11.93%
Past 5 years	7.54%
Past 10 years	7.68%